Obligations for pension and similar liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Obligations For Pension And Similar Liabilities
Schedule of actuarial assumptions adopted in the calculations

	2023		2022		2021
Actuarial Assumptions Adopted in the Calculations	Retirement	Health	Retirement	Health	Retirement	Health
Nominal Discount Rate for Actuarial Liability	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%	8.4%	8.4%
Rate for Determining Interest on Assets for the Following Fiscal Year	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%	8.4%	8.4%
Projected Long-Term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Projected Nominal Wage Growth Rate	3.5%	N/A	3.5%	N/A	3.5%	N/A
General Mortality Table	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

Schedule of financial assumptions and demographic assumptions

	Post-Employment Plans			Other Similar Obligations
	2023	2022	2021	2023	2022	2021
Present value of liabilities at the beginning of the fiscal period	24,106,720	26,503,960	28,681,417	4,588,664	5,123,868	5,918,026
Costs of current services (Note 39)	(911)	1,432	1,799	4,903	5,015	6,820
Interest cost	2,188,015	2,175,565	1,971,031	429,103	427,484	417,536
Paid benefits	(2,487,932)	(3,269,089)	(2,159,866)	(448,912)	(398,149)	(373,341)
Actuarial losses (gains)	2,433,313	(1,347,974)	(1,992,512)	556,575	(569,554)	(845,173)
Others	2,345	42,826	2,091	-	-	-
Present value of liabilities at the end of the fiscal period	26,241,550	24,106,720	26,503,960	5,130,333	4,588,664	5,123,868
Any less:
Fair value of plan assets (1)	27,328,362	27,316,715	28,321,826	5,570,353	4,945,407	5,096,262
Unrecognized assets (1)	(2,649,505)	(4,141,741)	(3,645,083)	(1,082,010)	(907,430)	(585,495)
Provisions - net	1,562,694	931,746	1,827,217	641,990	550,687	613,101

Total provisions for pension plans, net	2,204,684	1,482,433	2,440,318
Of which:
Actuarial provisions	2,543,504	1,775,202	2,728,126
Actuarial assets (note 15)	338,820	292,770	287,808

Experience-Based Adjustments in Net Assets	(99,752)	(950,298)	(791,317)	387,599	(399,946)	(521,100)

Plan Experience	(585,676)	(739,281)	(2,640,120)	(171,107)	(10,858)	(290,878)
Changes in Financial Assumptions	(1,652,752)	2,087,825	4,632,632	(419,306)	580,286	1,136,497
Changes in Demographic Assumptions	(178,125)	(174)	-	33,838	126	(446)
Actuarial Gain (Loss) - Obligation	(2,416,553)	1,348,370	1,992,512	(556,575)	569,554	845,173
Return on Investments Different from the Return Implicit in the Discount Rate	(127,052)	(962,916)	(791,317)	387,599	(403,979)	(521,100)
Actuarial Gain (Loss) - Asset	(127,052)	(962,916)	(791,317)	387,599	(403,979)	(521,100)
Change in Surplus/Irrecoverable Deficit	1,801,693	(82,891)	(630,255)	(89,852)	(254,205)	(313,984)
(1)	This refers to the surplus plans Banesprev I and III, Sanprev I, II, and III, and Bandeprev.

Schedule of amounts recognized in the consolidated statement of income statement

	Post-Employment Plans			Other Similar Obligations
	2023	2022	2021	2023	2022	2021
Income
Personnel expenses - Costs of current services (note 39)	(911)	1,432	1,799	4,903	5,015	6,820
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(198,288)	2,175,565	(81,681)	(42,656)	427,484	14,985
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	308,381	(2,064,384)	252,608	84,729	(382,028)	31,500
Other movements - Extraordinary Charges	(280)	41,546	2,117	(91)	31	(135)
Total	108,902	154,159	174,843	46,885	50,502	53,170

Schedule of changes in fair value of the plan assets

	Post-Employment Plans			Other Similar Obligations
	2023	2022	2021	2023	2022	2021
Fair value of plan assets at the beginning of the year	27,316,715	28,321,826	28,634,891	4,945,407	5,096,263	5,398,667
Interest Income (Expenses)	2,386,330	2,477,872	2,052,712	471,759	449,758	402,551
Remeasurement – Real gain (loss) on actuarial assets excluding interest expenses (net)	(99,752)	(950,298)	(791,317)	387,599	(399,946)	(521,100)
Contributions	212,719	750,690	589,006	173,335	164,876	151,926
Being:
By the Bank	210,367	747,913	585,437	173,335	164,876	151,926
By plan participants	2,352	2,777	3,569	-	-	-
Paid benefits	(2,487,650)	(3,269,258)	(2,159,866)	(407,746)	(365,544)	(335,781)
Exchange rate variations and other items	-	(14,117)	(3,600)	-	-	-
Fair value of plan assets at the end of the year	27,328,362	27,316,715	28,321,826	5,570,354	4,945,407	5,096,263

Schedule of assumptions rates related to cost of medical care

					Sensitivity
	2023		2022		2021
	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities
Interest rate
(+)0,5%	(27,627)	(346,439)	(22,524)	(240,984)	(25,444)	(305,114)
(-)0,5%	24,768	266,243	24,802	265,351	28,133	337,349
General Mortality Table
Aplicada (+) 2 anos	(50,263)	(611,723)	(42,586)	(455,624)	(44,619)	(535,039)
Aplicada (-) 2 anos	48,527	544,105	45,310	484,763	47,934	574,793
Cost of Medical Care
(+)0,5%	26,968	291,763	29,297	313,438	31,280	375,089
(-)0,5%	(30,133)	(376,538)	(27,104)	(289,978)	(28,762)	(344,891)

Schedule of duration of actuarial of plans

Post-Employment Plans		Other Similar Obligations
Plans	Duration (Average in Years)	Plans	Duration (Average in Years)
Banesprev Plano I	8.89	Cabesp	12.01
Sanprev	8.16	Bandepe	10.39
Bandeprev	6.30	Clínica Grátis	9.32
SantanderPrevi	6.11	Diretores Vitalícios	6.90
CACIBAN / DAB / DCA	6.07 / 5.13 / 5.51	Diretores Saúde	23.81
		Circulares (1)	9.02 / 8.34
		Seguro de Vida	5.28